Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2011	Sep. 30, 2010
Consolidated Balance Sheets
Preferred stock, par value
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 1	$ 1
Common stock, shares authorized	90,000,000	90,000,000
Common stock, shares issued	64,960,000	64,960,000
Common stock, shares outstanding	64,443,000	64,443,000